Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jun. 15, 2021
Schedule of Convertible Debentures [Line Items]
Total	$ 1,011,166	$ 3,223,894	$ 644,844	$ 6,929,000
Less: Current portion of convertible debentures, net of debt discount/premium	(326,005)	(1,598,894)
Convertible debentures, net of current portion, net of debt discount	685,161	1,625,000
Jeffrey Gardner [Member]
Schedule of Convertible Debentures [Line Items]
Total	125,000	125,000
James Marsh [Member]
Schedule of Convertible Debentures [Line Items]
Total	125,000	125,000
Roger Ponder [Member]
Schedule of Convertible Debentures [Line Items]
Total	23,894	23,894
Herald Investment [Member]
Schedule of Convertible Debentures [Line Items]
Total	417,055
Kings Wharf [Member]
Schedule of Convertible Debentures [Line Items]
Total	268,106
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Total	36,555
FirstFire Global Opportunities Fund, LLC [Member]
Schedule of Convertible Debentures [Line Items]
Total	15,556
Mark Munro 1996 Charitable Remainder UniTrust [Member]
Schedule of Convertible Debentures [Line Items]
Total		2,450,000
FJ Vulis and Associates LLC [Member]
Schedule of Convertible Debentures [Line Items]
Total		$ 500,000